Note 9 - Stock-based Awards (Details) - USD ($)	6 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 149,375
Shares Issued, Price Per Share	$ 0.48
OptionsIssuedToNonemployeesMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	62,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 15,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 15,000
OptionsIssuedToEmployeesMember
Share Based Compensation Arrangement By Share Based Payment Award Stock Units Fair Value		351,967